Loans and Allowance for Credit Losses - Summary of Impaired Loans, which Include Nonaccrual and TDR Loans, by Portfolio Class (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Loan and Lease Receivables, Impaired [Abstract]
Interest income recognized on impaired loans	$ 164
Interest income that would have been recognized on impaired loans at original contractual loan terms	$ 226